Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities:
Net income	$ 3,337	$ 7	$ 3
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	2,171	2,587	2,125
Loss on disposal of fixed assets		867
Impairment losses		1,708	3,031
Deferred tax benefit	164	(1,439)	(232)
Share based compensation expense	308	380	401
Provision for bad debts, net	180	54	167
Revaluation of liabilities and interest expense on liabilities to the OCS	522	(3,701)	(586)
Changes in operating assets and liabilities:
Trade accounts receivable, net	5,173	(3,827)	2,270
Inventories	(5,908)	5,454	34
Due from affiliated companies	(268)	158	(3)
Other assets	(478)	262	1,147
Trade accounts payable	1,737	143	837
Other current liabilities	(987)	1,852	(5,302)
Liability for employee severance benefits, net	2	148	58
Net cash provided by operating activities	5,953	4,653	3,950
Cash flows from investing activities:
Investment in long-term deposit			(729)
Payment of (investment in) short-term deposits	(2,607)	1,160	(3,060)
Purchase of fixed assets	(563)	(1,857)	(2,035)
Purchase of intangible assets	(154)	(142)	(222)
Net cash used in investing activities	(3,324)	(839)	(6,046)
Cash flows from financing activities:
Increase in bank loans			4,160
Repayment of contingent liability	(268)	(640)	(331)
Payment to OCS	(181)	(267)	(289)
Repayment of loans		(6,252)	(4,700)
Proceeds from exercise of share options and RSUs	191	1,172
Net cash used in financing activities	(258)	(5,987)	(1,160)
Effect of exchange rate changes on cash	(646)	(199)	(62)
Net (decrease) increase in cash and cash equivalents	1,725	(2,372)	(3,318)
Cash and cash equivalents at beginning of the year	16,495	18,867	22,185
Cash and cash equivalents at end of the year	18,220	16,495	18,867
Supplementary cash flows information:
Interest paid		131	137
Income taxes	$ 575	$ 250	$ 348